April 27, 2017

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds (Reg. 033-36528) (811-06161)

Ladies and Gentlemen:

We are filing the corresponding XBRL Exhibit pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement filed April 7, 2017.

Any comments or questions on this filing should be directed to Craig Ruckman at (212) 739-3203.

Sincerely,

/s/ Craig Ruckman
Vice President & Counsel

cc: Ropes & Gray LLP